Borrowings	6 Months Ended
Jun. 30, 2019
Borrowings [Abstract]
BORROWINGS

NOTE 10: BORROWINGS

	June 30, 2019	December 31, 2018
BNP Paribas S.A. and DVB Bank S.E.	—	51,750
Eurobank Ergasias S.A. $52,200	—	32,841
Eurobank Ergasias S.A. $52,000	29,982	31,206
Norddeutsche Landesbank Girozentrale	—	22,266
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank	41,016	42,578
Ship Mortgage Notes $670,000	670,000	670,000
Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB	43,009	46,846
BNP Paribas $44,000	30,000	32,000
HSH $24,000	19,424	20,568
Term Loan B	196,800	197,824
Total credit facilities	1,030,231	1,147,879
AVIC International leasing Co, Ltd	102,257	—
CMB Financial Leasing Co.	65,542	68,521
Total borrowings	1,198,030	1,216,400
Less: Deferred finance costs, net	(11,373)	(11,453)
Add: bond premium	752	890
Less: current portion of long-term debt, net of deferred finance costs	(91,652)	(50,964)
Total long-term borrowings, net of current portion, bond premium and deferred finance costs	$1,095,757	$1,154,873

Long-Term Debt Obligations and Credit Arrangements

Ship Mortgage Notes:

8 1/8% First Priority Ship Mortgages: On November 13, 2013, the Company and its wholly owned subsidiary, Navios Acquisition Finance (US) Inc. (“Navios Acquisition Finance” and together with the Company, the “2021 Co-Issuers”) issued $610,000 in first priority ship mortgage notes (the “Existing Notes”) due on November 15, 2021 at a fixed rate of 8.125%.

On March 31, 2014, the Company completed a sale of $60,000 of its first priority ship mortgage notes due in 2021 (the “Additional Notes,” and together with the Existing Notes, the “2021 Notes”). The terms of the Additional Notes are identical to the Existing Notes and were issued at 103.25% plus accrued interest from November 13, 2013.

The 2021 Notes are fully and unconditionally guaranteed on a joint and several basis by all of Navios Acquisition’s subsidiaries with the exception of Navios Acquisition Finance (a co-issuer of the 2021 Notes) and the exception of Navios Midstream subsidiaries.

The 2021 Co-Issuers currently have the option to redeem the 2021 Notes in whole or in part, at a fixed price of 106.094% of the principal amount, which price declines ratably until it reaches par in 2019, plus accrued and unpaid interest, if any.

In addition, upon the occurrence of certain change of control events, the holders of the 2021 Notes will have the right to require the 2021 Co-Issuers to repurchase some or all of the 2021 Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.

The 2021 Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of the 2021 Co-Issuers’ properties and assets and creation or designation of restricted subsidiaries. The 2021 Co-Issuers were in compliance with the covenants as of June 30, 2019.

The Existing Notes and the Additional Notes are treated as a single class for all purposes under the indenture including, without limitation, waivers, amendments, redemptions and other offers to purchase and the Additional Notes rank evenly with the Existing Notes. The Additional Notes and the Existing Notes have the same CUSIP number.

Guarantees

The Company’s 2021 Notes are fully and unconditionally guaranteed on a joint and several basis by all of the Company’s subsidiaries with the exception of Navios Acquisition Finance (a co-issuer of the 2021 Notes) and the exception of Navios Midstream subsidiaries. The Company’s 2021 Notes are unregistered. The guarantees of the Company’s subsidiaries that own mortgaged vessels are senior secured guarantees and the guarantees of the Company’s subsidiaries that do not own mortgaged vessels are senior unsecured guarantees. All subsidiaries, including Navios Acquisition Finance and Navios Midstream subsidiaries are 100% owned. Navios Acquisition does not have any independent assets or operations.

Credit Facilities

Eurobank Ergasias S.A.: On October 26, 2010, Navios Acquisition entered into a loan agreement with Eurobank Ergasias S.A. of up to $52,200, of which $51,600 has been drawn (divided into two tranches of $26,100 and $25,500, respectively) to partially finance the acquisition costs of two LR1 product tanker vessels. Each tranche of the facility is repayable in 32 quarterly installments of $345 and $337, respectively, with a final balloon payment of $15,060 and $14,716, respectively, to be repaid on the last repayment date. The repayment of each tranche started three months after the delivery date of the respective vessel. The loan bore interest at a rate of LIBOR plus 275 bps and required compliance with certain financial covenants. The outstanding balance under the facility was fully prepaid in March 2019.

BNP Paribas S.A. Bank and DVB Bank S.E.: Navios Acquisition assumed a loan agreement dated April 8, 2010, of up to $75,000 (divided in three equal tranches of $25,000 each) to partially finance the purchase price of three product tankers. Each of the tranches is repayable in 12 equal semi-annual installments of $750 each with a final balloon payment of $16,000 to be repaid on the last repayment date. It bore interest at a rate of LIBOR plus 250 bps. The loan also required compliance with certain financial covenants. The outstanding amount of $50,250 was fully prepaid in April 2019.

Norddeutsche Landesbank Girozentrale: On December 29, 2011, Navios Acquisition entered into a loan agreement with Norddeutsche Landesbank Girozentrale of up to $28,125 to partially finance the purchase price of one MR2 product tanker vessel. The facility was repayable in 32 quarterly installments of $391 each with a final balloon payment of $15,625 repyable on the last repayment date. The facility bore interest at a rate of LIBOR plus 300 bps per annum and also required compliance with certain financial covenants. The outstanding balance under the facility of $21,485 was fully prepaid in June 2019.

 Amounts drawn under the facilities are secured by first preferred mortgages on Navios Acquisition’s vessels and other collateral and are guaranteed by each vessel-owning subsidiary. The credit facilities contain a number of restrictive covenants that prohibit or limit Navios Acquisition from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; changing the flag, class, management or ownership of Navios Acquisition’s vessels; changing the commercial and technical management of Navios Acquisition’s vessels; selling Navios Acquisition’s vessels; and subordinating the obligations under each credit facility to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the Management Agreement. The credit facilities also require Navios Acquisition to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times.

As of June 30, 2019 no amount was available to be drawn from the Company’s facilities.

Sale and Leaseback Agreements

On March 31, 2018, Navios Acquisition entered into a $71,500 sale and leaseback agreement with CMB Financial Leasing Co., Ltd to refinance the outstanding balance of the existing facility on four product tankers. Navios Acquisition has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transaction was accounted for as a failed sale. In accordance with ASC 842-40 the Company did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under sale and lease back agreement as a financial liability. The facility is repayable in 24 equal consecutive quarterly installments of $1,490 each, with a repurchase obligation of $35,750 on the last repayment date. The facility matures in April 2024 and bears interest at LIBOR plus 305 bps per annum. In April 2018, the Company drew $71,500 under this agreement. As of June 30, 2019, the outstanding balance under this agreement was $65,542.

In March and April 2019, Navios Acquisition entered into sale and lease back agreements with AVIC International leasing Co, Ltd for $103,155 in order to refinance $50,250 outstanding on the existing facility on three product tankers and to finance two product tankers that were previously financed by Eurobank Ergasias S.A. and were fully prepaid in March 2019 by the amount of $32,159. Navios Acquisition has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. The agreements will be repayable in 28 equal consecutive quarterly installments of $2,267 each, with a purchase obligation of $39,675 to be repaid on the last repayment date. The sale and leaseback agreements (“Leasing Agreements”) mature in March and April 2026 and bear interest at LIBOR plus 350 bps per annum. The Leasing Agreements require compliance with certain financial covenants in line with the other credit facilities of the Company.

Term Loan B

On June 18, 2015, Navios Midstream and Navios Maritime Midstream Partners Finance (US) Inc., as co-borrowers, completed the issuance of the $205,000 Term Loan B (the “Term Loan B”). The Term Loan B is set to mature on June 18, 2020 and is repayable in equal quarterly installments of 0.25% of the initial principal amount of the Term Loan B, beginning on September 18, 2015, with a final payment of the aggregate principal amount of the Term Loan B, plus accrued and unpaid interest, due on the maturity. The Term Loan B bears interest at LIBOR plus 4.50% per annum.

Amounts drawn under the Term Loan B are secured by first preferred mortgages on Navios Midstream’s vessels and other collateral and are guaranteed by each vessel-owning subsidiary, with the exception of all the other Navios Acquisition’s subsidiaries.

In the first quarter of 2018, the Nave Galactic substituted for the Shinyo Kannika under the Term Loan B.

In March 2019, Navios Acquisition acquired the following VLCCs from Navios Midstream: Shinyo Kieran, Shinyo Saowalak, Nave Celeste and the Nave Galactic. In addition, Navios Acquisition sold to Navios Midstream the following vessels: Nave Orbit, Nave Equator, Nave Buena Suerte, Nave Ariadne, Nave Cielo, Nave Atropos, Nave Pulsar, Nave Equinox, Nave Pyxis and Bougainville. The vessels that were sold from Navios Midstream were released as collaterals from Term Loan B and were replaced by the ones acquired, whereas the vessels sold from Navios Acquisition were released as collaterals from ship mortgage notes and were replaced by the ones acquired.

On June 26, 2019, Navios Midstream acquired from Navios Acquisition the Nave Velocity, offered as collateral under the Term Loan B, in substitution of an equivalent amount of cash collateral that was previously retained as restricted cash.

The maturity table below reflects the principal payments of all notes, credit facilities and the Leasing Agreements outstanding as of June 30, 2019 for the next five years and thereafter are based on the repayment schedule of the respective loan facilities (as described above) and the outstanding amount due under the 2021 Notes.

June 30, 2019
Long-Term Debt Obligations:
12 month period ending
June 30, 2020	93,187
June 30, 2021	105,740
June 30, 2022	759,053
June 30, 2023	55,859
June 30, 2024	72,734
June 30, 2025 and thereafter	111,457
Total	$1,198,030

The loan facilities include, among other things, compliance with loan to value ratios and certain financial covenants: (i) minimum liquidity at the higher of $40,000 or $1,000 per vessel; (ii) net worth ranging from $50,000 to $135,000; and (iii) total liabilities divided by total assets, adjusted for market values to be generally lower than 75% or 80% and for certain facilities, as amended for a specific period of time until December 31, 2019 to be ranging from a maximum of 80% to 85%. It is an event of default under the credit facilities if such covenants are not complied with, including the loan to value ratios for which the Company may provide sufficient additional security or prepay part of the facility, to prevent such an event.

The Term Loan B requires maintenance of a loan to value ratio of no greater than 0.85 to 1.0 and a minimum interest coverage ratio of at least 3.75 to 1.0, and other restrictive covenants including restrictions on indebtedness, liens, acquisitions and investments, restricted payments and dispositions. The Term Loan B also provides for excess cash flow prepayments and customary events of default. In August 2019, the Company has agreed to enter into certain financing arrangements with the purpose to refinance its Term Loan B facility of $196,800 outstanding as of June 30, 2019, maturing in June 2020 (see Note 18-Subsequent events).

As of June 30, 2019, a balance of $196,800 was outstanding under the Term Loan B. As of December 31, 2018, the outstanding balance of the Term Loan B was $197,824.

As of June 30, 2019, the Company was in compliance with its covenants.